Allianz RCM Global Commodity Equity Fund (First Prospectus Summary): | Allianz RCM Global Commodity Equity Fund
Allianz RCM Global Commodity Equity Fund

ALLIANZ FUNDS
Supplement Dated November 15, 2011
to the Statutory Prospectus for
Institutional Class, Class P, Administrative Class and Class D Shares
of Allianz Funds Dated November 1, 2011

Disclosure Related to
Allianz RCM Global Commodity Equity Fund

Effective November 15, 2011, the Custom Commodity Equity Benchmark will be added as a secondary performance benchmark for the Allianz RCM Global Commodity Equity Fund (the “Fund”).

The Fund’s performance table will be revised to add the following:

Please retain this Supplement for future reference.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Custom Commodity Equity Benchmark Allianz RCM Global Commodity Equity Fund	19.48%	11.66%	15.41%	Jun. 30, 2004